ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES

12 Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2022	2021
	US$	US$

Accounts payable	17,871	10,848
Accruals	4,878,896	11,964,341
Prefunding from remittance customers	40,910,632	45,522,545
Incentives received for credit card program	700,521	700,521
Prefunding from airtime customers	874,889	936,740
Current portion of finance lease liabilities	-	38,437
Cash received for the subscription of Convertible Promissory Note	1,058,005	1,058,072
Accrued interest	3,990,177	468,076
Tax payable	11,102	16,367
Other payables	716,938	684,023
	53,159,031	61,399,970

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS